Note 15 - Stock-Based Compensation Plans (Detail) - Unvested stock options (USD $)	12 Months Ended
Jan. 31, 2013
Balance	682,538
Balance (in Dollars per share)	$ 1.89
Granted	40,000
Granted (in Dollars per share)	$ 2.73
Vested	(317,935)
Vested (in Dollars per share)	$ 1.70
Forfeited	(8,700)
Forfeited (in Dollars per share)	$ 6.17
Balance	395,903
Balance (in Dollars per share)	$ 2.08